HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Held For Sale and Discontinued Operations [Abstract]
Schedule of assets and liabilities classified as held for sale
As disclosed in Note 11—Significant transactions of these consolidated financial statements, the following table provides the details over assets and liabilities classified as held-for-sale as of:

	Assets held-for-sale		Liabilities held-for-sale
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Kyrgyzstan	—	72	—	28
Medcable	—	—	4	—
Total assets and liabilities	—	72	4	28

Schedule of profit/ (loss) and other comprehensive income of discontinued operations
The following table provides the details of loss after tax from discontinued operations and disposals of discontinued operations for the period ended December 31:

2023

Russia
Profit after tax for the period	916
Loss on disposal	(3,746)

Total loss after tax from discontinued operations and disposals of discontinued operations	(2,830)

Schedule of results of disposal of operations
The following table shows the results for the disposal of the Russia operations that are accounted for in these financials as of December 31, 2023:

2023
Sale consideration *	1,294
Carrying amount of net assets at disposal **	(1,642)
De-recognition of non-controlling interest	16
Loss on sale before reclassification of foreign currency translation reserve	(332)
Reclassifications of:
foreign currency translation reserve	(3,384)
net investment hedge reserves	(30)
(3,414)
Net loss on disposal of Russia operations	(3,746)
*As discussed above, the sale consideration was settled in a non-cash transaction via the transfer of bonds held by Vimpelcom to VEON Holdings’ subsidiary.
** Net assets include US$715 relating to cash and cash equivalents at disposal.